SCHEDULE OF SEGMENT REPORTING, INFORMATION ON REVENUES AND LONG-LIVED ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Revenue from External Customer [Line Items]
Total revenue	$ 234,927	$ 203,249	$ 447,353	$ 402,548
Total long-lived assets	452,453		452,453		$ 437,743
Total operating income	14,118	17,858	30,079	36,373
Production Services [Member]
Revenue from External Customer [Line Items]
Total revenue	152,670	139,034	289,437	272,224
Total long-lived assets	302,694		302,694		303,625
Total operating income	18,015	20,217	32,197	41,545
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Total revenue	82,257	64,215	157,916	130,324
Total long-lived assets	132,609		132,609		124,062
Total operating income	8,558	8,334	18,271	16,202
Total Reportable Segments [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	435,303		435,303		427,687
Total operating income	26,573	28,551	50,468	57,747
Unallocated Assets [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	17,150		17,150		$ 10,056
Unallocated Expenses [Member]
Revenue from External Customer [Line Items]
Total operating income	$ (12,455)	$ (10,693)	$ (20,389)	$ (21,374)